Leases - Schedule of Supplemental Balance Sheet in Formation Related to Operating Leases (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Right-of-use assets, net	$ 10,044	$ 10,968	$ 12,737
Operating lease liabilities, current portion	1,854	1,734	915
Operating lease liabilities, net of current portion	$ 9,163	$ 10,245	$ 12,212